Employee Benefits (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Plan
Amounts recognized in the Consolidated Statements of Financial Position
Accrued benefit liability (included in Pension, other post retirement, and post employment liabilities)	$ (1,332,000,000)	$ (1,132,000,000)
Accumulated other comprehensive loss	1,480,000,000	1,200,000,000
Net amount recognized	148,000,000	68,000,000
Amounts recognized in Accumulated other comprehensive loss unrecognized as components of net periodic benefit cost
Unrecognized loss (gain)	1,480,000,000	1,200,000,000
Amounts recognized in Accumulated other comprehensive loss unrecognized as components of net periodic benefit cost	1,480,000,000	1,200,000,000
Plans with accumulated benefit obligations ("ABO") in excess of the fair value of plan assets
Plans with accumulated benefit obligations ("ABO") in excess of the fair value of plan assets, PBO	2,700,000,000	2,400,000,000
Plans with accumulated benefit obligation ("ABO") in excess of the fair value of plan assets, ABO	2,700,000,000	2,400,000,000
Plans with accumulated benefit obligation ("ABO") in excess of the fair value of plan assets, fair value of plan assets	1,300,000,000	1,200,000,000
Plans with projected benefit obligations ("PBO") in excess of the fair value of plan assets
Plans with projected benefit obligations ("PBO") in excess of the fair value of plan assets, PBO	2,700,000,000	2,400,000,000
Plans with projected benefit obligations ("PBO") in excess of the fair value of plan assets	1,300,000,000	1,200,000,000
International Pension Plan
Amounts recognized in the Consolidated Statements of Financial Position
Prepaid benefit cost (included in other non-current assets)	159,000,000	59,000,000
Accrued benefit liability (included in Pension, other post retirement, and post employment liabilities)	(644,000,000)	(583,000,000)
Accumulated other comprehensive loss	2,137,000,000	1,853,000,000
Net amount recognized	1,652,000,000	1,329,000,000
Amounts recognized in Accumulated other comprehensive loss unrecognized as components of net periodic benefit cost
Unrecognized loss (gain)	2,109,000,000	1,836,000,000
Prior service cost (credit)	28,000,000	17,000,000
Amounts recognized in Accumulated other comprehensive loss unrecognized as components of net periodic benefit cost	2,137,000,000	1,853,000,000
Plans with accumulated benefit obligations ("ABO") in excess of the fair value of plan assets
Plans with accumulated benefit obligation ("ABO") in excess of the fair value of plan assets, ABO	3,000,000,000	2,100,000,000
Plans with accumulated benefit obligation ("ABO") in excess of the fair value of plan assets, fair value of plan assets	2,400,000,000	1,600,000,000
Plans with projected benefit obligations ("PBO") in excess of the fair value of plan assets
Plans with projected benefit obligations ("PBO") in excess of the fair value of plan assets, PBO	3,100,000,000	2,700,000,000
Plans with projected benefit obligations ("PBO") in excess of the fair value of plan assets	$ 2,500,000,000	$ 2,300,000,000